Condensed financial information of the parent company - Statement of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,363,591	$ 3,768,109	$ 2,454,874
Change in operating assets and liabilities
Net cash used in operating activities	(5,267,261)	(3,595,031)	(2,513,829)
CHANGES IN CASH	2,896,912	297,563	(30,318)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	319,093	21,530	51,848
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	3,216,005	319,093	21,530
Reportable Legal Entities [Member] | Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	4,363,591	3,768,109	2,454,874
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity income of subsidiary	(4,673,057)	(3,883,792)	(2,454,874)
Change in operating assets and liabilities
Other payable - related parties	183,253	74,131	0
Accrued expenses	126,213	41,552	0
Net cash used in operating activities	0	0	0
CHANGES IN CASH	0	0	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	0	0	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	$ 0	$ 0	$ 0